SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and social insurance		¥ 53,679	¥ 95,297
Taxes payable		29,666	21,742
Deposits of BNY MELLON		33,078	32,726
Deposits		406	303
Staff reimbursements		5,727	7,991
Accrued liabilities for class action			83,575
Other payables		1,984	1,090
Accrued expenses and other current liabilities	$ 17,541	¥ 124,540	¥ 242,724